Cover	Jan. 20, 2022
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jan. 20, 2022
Entity File Number	000-55276
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	2 Cityplace Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63141
City Area Code	323
Amendment Description	We are filing this Current Report on Amendment No. 2 of the Form 8-K/A to update Item 1.01 of the Report regarding the Share Sale Agreement in relation to acquisition of the entire issued and paid-up share capital of Bio Resources Limited which was originally filed on Form 8-K to SEC on May 13, 2021.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	538-5799